UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  11/30

Date of reporting period: 8/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2011 (Unaudited)

DWS Large Cap Value Fund
	Shares	Value ($)
Common Stocks 95.3%
Consumer Discretionary 4.5%
Auto Components 0.7%
TRW Automotive Holdings Corp.*	270,980	11,297,156
Distributors 1.2%
Genuine Parts Co.	320,614	17,640,183
Diversified Consumer Services 1.5%
H&R Block, Inc. (a)	1,542,267	23,319,077
Hotels Restaurants & Leisure 1.1%
Carnival Corp. (Units) (a)	525,934	17,371,600
Consumer Staples 13.5%
Beverages 1.8%
PepsiCo, Inc.	433,833	27,951,860
Food & Staples Retailing 4.0%
CVS Caremark Corp.	825,676	29,650,025
Wal-Mart Stores, Inc. (a)	331,649	17,647,043
Walgreen Co. (a)	431,615	15,197,164

		62,494,232
Food Products 4.4%
General Mills, Inc.	411,924	15,616,039
Kellogg Co. (a)	350,874	19,059,476
Mead Johnson Nutrition Co.	253,859	18,087,454
Sara Lee Corp.	875,289	15,790,213

		68,553,182
Tobacco 3.3%
Altria Group, Inc.	1,244,075	33,826,399
Philip Morris International, Inc.	248,927	17,255,620

		51,082,019
Energy 14.4%
Energy Equipment & Services 2.4%
Noble Corp.* (a)	631,991	21,336,016
Transocean Ltd. (a)	275,188	15,416,032

		36,752,048
Oil, Gas & Consumable Fuels 12.0%
Canadian Natural Resources Ltd. (a)	636,618	23,981,400
Chevron Corp.	327,061	32,349,604
ConocoPhillips	306,906	20,891,091
Marathon Oil Corp.	781,300	21,032,596
Marathon Petroleum Corp.	487,702	18,074,236
Nexen, Inc.	823,015	17,571,370
Occidental Petroleum Corp.	317,187	27,512,800
Suncor Energy, Inc.	793,472	25,311,757

		186,724,854
Financials 11.7%
Diversified Financial Services 1.5%
JPMorgan Chase & Co.	622,192	23,369,532
Insurance 10.2%
Assurant, Inc.	621,027	21,841,519
Fidelity National Financial, Inc. "A" (a)	1,212,233	20,595,839
HCC Insurance Holdings, Inc.	602,581	17,619,468
Lincoln National Corp.	1,099,749	22,819,792
MetLife, Inc.	412,091	13,846,258
PartnerRe Ltd.	416,460	23,734,055
Prudential Financial, Inc.	413,642	20,768,965
Transatlantic Holdings, Inc.	340,706	17,249,945

		158,475,841
Health Care 13.8%
Biotechnology 1.6%
Gilead Sciences, Inc.*	604,649	24,116,425
Health Care Equipment & Supplies 3.5%
Baxter International, Inc.	590,957	33,081,773
Becton, Dickinson & Co. (a)	268,909	21,883,814

		54,965,587
Health Care Providers & Services 5.2%
Aetna, Inc.	404,015	16,172,721
Humana, Inc.	222,658	17,287,167
McKesson Corp.	387,666	30,986,143
WellPoint, Inc.	254,570	16,114,281

		80,560,312
Pharmaceuticals 3.5%
Merck & Co., Inc.	887,780	29,403,274
Teva Pharmaceutical Industries Ltd. (ADR)	615,331	25,450,090

		54,853,364
Industrials 5.2%
Aerospace & Defense 3.7%
Northrop Grumman Corp.	284,206	15,523,332
Raytheon Co.	514,940	22,260,856
United Technologies Corp.	259,123	19,239,883

		57,024,071
Machinery 1.5%
Dover Corp.	406,283	23,369,398
Information Technology 6.4%
Communications Equipment 1.9%
Brocade Communications Systems, Inc.*	2,024,486	7,834,761
Cisco Systems, Inc.	1,420,376	22,271,496

		30,106,257
Computers & Peripherals 1.0%
Hewlett-Packard Co.	611,859	15,926,690
Semiconductors & Semiconductor Equipment 1.5%
Intel Corp. (a)	1,112,718	22,399,013
Software 2.0%
Microsoft Corp.	1,149,965	30,589,069
Materials 7.9%
Chemicals 4.4%
Air Products & Chemicals, Inc.	292,853	23,975,875
Potash Corp. of Saskatchewan, Inc.	346,179	20,071,459
Praxair, Inc. (a)	251,121	24,732,907

		68,780,241
Containers & Packaging 1.7%
Sonoco Products Co.	836,950	26,439,251
Metals & Mining 1.8%
Freeport-McMoRan Copper & Gold, Inc.	266,520	12,563,753
Goldcorp, Inc. (a)	292,167	15,169,310

		27,733,063
Telecommunication Services 5.9%
Diversified Telecommunication Services 4.3%
AT&T, Inc.	1,022,708	29,126,724
CenturyLink, Inc.	1,037,856	37,518,494

		66,645,218
Wireless Telecommunication Services 1.6%
Vodafone Group PLC (ADR)	948,157	24,974,456
Utilities 12.0%
Electric Utilities 10.1%
American Electric Power Co., Inc.	602,593	23,278,168
Duke Energy Corp. (a)	1,052,575	19,904,193
Entergy Corp.	364,414	23,763,437
Exelon Corp. (a)	706,554	30,466,608
FirstEnergy Corp. (a)	833,310	36,873,968
Southern Co.	534,528	22,108,078

		156,394,452
Multi-Utilities 1.9%
PG&E Corp.	711,976	30,152,183

Total Common Stocks (Cost $1,393,910,277)		1,480,060,634
Securities Lending Collateral 15.3%
Daily Assets Fund Institutional, 0.13% (b) (c) (Cost $237,339,090)	237,339,090	237,339,090
Cash Equivalents 4.4%
Central Cash Management Fund, 0.09% (b) (Cost $69,348,260)	69,348,260	69,348,260

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,700,597,627) †	115.0	1,786,747,984
Other Assets and Liabilities, Net	(15.0)	(233,489,992)

Net Assets	100.0	1,553,257,992

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,719,274,743.  At August 31, 2011, net unrealized appreciation for all securities based on tax cost was $67,473,241.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $180,715,793 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $113,242,552.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2011 amounted to $233,633,271, which is 15.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,480,060,634	$—	$—	$1,480,060,634
Short-Term Investments(d)	306,687,350	—	—	306,687,350
Total	$1,786,747,984	$—	$—	$1,786,747,984

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2011